LONG TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
LONG TERM INVESTMENTS
Gain on disposal of investment		¥ 65,026	$ 9,280
Impairment on equity investment without readily determinable fair value	¥ 18,921	18,921		¥ 18,721	¥ 17,200
Impairment on long-term equity investment		¥ 200	$ 29	¥ 1,490	¥ 2,906
Jilin Jinong Hi-tech Development Shares Co., Ltd. ("Jinong")
LONG TERM INVESTMENTS
Equity method investment ownership percentage	16.02%	16.02%		16.02%	16.02%
Nianfeng Minfu
LONG TERM INVESTMENTS
Equity method investment ownership percentage	20.00%	20.00%
Beijing Origin
LONG TERM INVESTMENTS
Equity method investment ownership percentage				48.27%
Disposal of investment net consideration	¥ 132,300
Gain on disposal of investment	65,000
Carrying amount of equity investee	¥ 67,300	¥ 67,300